Restricted short-term deposits	12 Months Ended
Dec. 31, 2014
Restricted short-term deposits [Abstract]
Restricted short-term deposits
7.	Restricted short-term deposits

As of December 31, 2014, the Group had restricted short-term deposits balance of RMB100 million representing pledged deposit for one pending litigation in which the Group is the claimant and has applied to the court to freeze the assets of the defendant. Pursuant to relevant PRC laws and regulations, the Group had to deposit a certain amount of cash as pledged deposit in order to submit the application to the court requesting to freeze the defendant's assets.